Share capital and Other contributed capital (Tables)	12 Months Ended
Dec. 31, 2021
Share capital and Other contributed capital
Summary of share capital

The Company’s Share capital at December 31, 2021 consisted of the following:

	Number of		Other Contributed
	shares	Share Capital	Capital
Common Share	119,007,062	30,964	506,008
Total	119,007,062	30,964	506,008

The Company’s Share capital at December 31, 2020 consisted of the following, on a pre-split basis:

	Number of		Other Contributed
	shares	Share Capital	Capital
Preferred A	1	$—	$—
Preferred B1	200,755,561	21,249	194,741
Common Share - Class A	56,221,500	5,946	62,965
Common Share - Class B	250,000	29	68
Total	257,227,062	$27,224	$257,774

Summary of reconciliation of the movements in equity

The following chart shows a reconciliation of the movements in equity from December 31, 2019 through December 31, 2020 and from December 31, 2020 through December 31, 2021:

	Shares
	Outstanding	Share	Other Contributed
	(number)	Capital	Capital
Balance as of December 31, 2019	208,962,350	$22,124	$199,121
New Share Issuance	48,264,712	5,100	58,653
Shareholders’ contributions	—	—	—
Balance as of December 31, 2020	257,227,062	$27,224	$257,774
New Share Issuance	13,235,294	3,740	245,543
Share based renumeration program	—	—	2,691
Reverse stock split	(151,455,294)	—	—
Balance as of December 31, 2021	119,007,062	$30,964	$506,008